Fees Summary	Nov. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,024,000
Previously Paid Amount	0.00
Total Fee Amount	693.81
Total Offset Amount	0.00
Net Fee	693.81
Narrative - Max Aggregate Offering Price	$ 5,024,000
Final Prospectus	true